Submission	Oct. 09, 2026
Submission [Line Items]
Central Index Key	0001959726
Registrant Name	Autozi Internet Technology (Global) Ltd.
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES